Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2011
Comprehensive Income [Abstract]
Components Of Other Comprehensive Income, Net Of Tax
	2011	2010

Net income	$65.5	$191.6
Other comprehensive income:
Net change in fair value of derivatives	2.9	(1.4)
Reclassification of gains and losses on derivative instruments from other comprehensive income into net income	(.8)	(1.3)
Net other comprehensive income (loss)	2.1	(2.7)
Comprehensive income	67.6	188.9
Comprehensive income attributable to noncontrolling interests	(.9)	(1.8)
Comprehensive income attributable to Ensco	$66.7	$187.1